Accrued Liabilities and Other Payables	12 Months Ended
Dec. 31, 2017
Accrued Liabilities and Other Payables [Abstract]
ACCRUED LIABILITIES AND OTHER PAYABLES

Note 9 – ACCRUED LIABILITIES AND OTHER PAYABLES

Accrued liabilities and other payables mainly consist of bonus payables, VAT and other taxes payables, and other accrued liabilities. Other accrued liabilities principally include accrued network rental expense in the telecommunication industry, unpaid travel expense, accrued professional service expense, and rent payable for leased offices and apartments.

	December 31,
	2017	2016
Bonus payables	$1,529,791	$982,178
VAT and other taxes payables	1,677,755	932,775
Other accrued liabilities	1,517,277	1,688,518
Total accrued liabilities and other payables	$4,724,823	$3,603,471